Series C Preferred Stock (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jul. 05, 2017	Nov. 16, 2015
Series C Preferred Stock
Date Articles of Incorporation Amended	Nov. 13, 2015
Series C Preferred Shares bears interest at a rate per annum		12.00%	110760700.00%
Holder converted note and interest in exchange for same number of Preferred C Shares.		$ 100
Company issued shares of common stock to acquire assets of Dollar Shots Club		1,200
Each Series C Preferred Share can be converted in to Shares of Common Stock			10,000,000